SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Jean-Baptiste Nadal, CFA has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2021. He will continue to serve as a portfolio manager of the Fund until April 30, 2021. After April 30, 2021, all references to Jean-Baptiste Nadal, CFA in the Fund’s prospectuses are hereby removed.

January 27, 2021	IER011/P301SP3